Fair Value of Derivative Instruments in Consolidated Balance Sheet (Detail) (Foreign Exchange Contract, JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative assets designated as Hedging Instrument	¥ 443	¥ 1,325
Derivative assets not designated as Hedging Instrument	388	3,393
Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivatives liabilities designated as hedging instruments	4,472	1,270
Derivatives liabilities not designated as hedging instruments	¥ 21,021	¥ 1,340